Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal income tax benefit attributable to:
Current operations	$ 202,000	$ 349,000
Permanent and Timing Differences (net)	(218,000)	(160,000)
Valuation allowance	16,000	(189,000)
Net provision for federal income tax	$ 0	$ 0